Debts - Maturities Schedule (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2020	$ 15,610	$ 15,458
2021	10,000	10,000
2022	15,748	15,748
Total	$ 41,358	$ 41,206